CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Loss	$ (4,799)	$ (7,016)	$ (9,871)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,655)	(2,077)	873
Comprehensive loss	$ (6,454)	$ (9,093)	$ (8,998)